Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Schedule of Income Tax Expense

Income tax expense in the consolidated statement of comprehensive income comprises:

	(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Current taxes
Domestic taxes	628	600	721
Foreign taxes	186	217	(12)
	814	817	709
Deferred taxes
Domestic taxes	(43)	3	(80)
Foreign taxes	(14)	(17)	28
	(57)	(14)	(52)
Income tax expense	757	803	657

Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before income taxes is summarized below:

	(Dollars in millions)
	Year ended March 31,
	2020	2019	2018
Profit before income taxes	3,095	3,003	3,143
Enacted tax rates in India	34.94%	34.94%	34.61%
Computed expected tax expense	1,083	1,049	1,088
Tax effect due to non-taxable income for Indian tax purposes	(383)	(386)	(321)
Overseas taxes	103	102	109
Tax provision (reversals)	(52)	(25)	(253)
Effect of differential overseas tax rates	(11)	—	8
Effect of exempt non-operating income	(6)	(8)	(10)
Effect of unrecognized deferred tax assets	7	13	29
Effect of non-deductible expenses	17	50	9
Branch profit tax (net of credits)	(5)	4	(32)
Subsidiary dividend distribution tax	—	—	27
Others	4	4	3
Income tax expense	757	803	657

Summary of Expiration of Unused Tax Losses

The following table provides details of expiration of unused tax losses for fiscal 2020:

(Dollars in millions)
Year
2021	11
2022	19
2023	28
2024	23
2025	16
Thereafter	325
Total	422

The following table provides details of expiration of unused tax losses for fiscal 2019:

(Dollars in millions)
Year
2020	25
2021	11
2022	20
2023	29
2024	27
Thereafter	267
Total	379

Summary of Income Tax Assets and Income Tax Liabilities

The following table provides the details of income tax assets and income tax liabilities as of March 31, 2020 and March 31, 2019:

(Dollars in millions)
	As of
	March 31, 2020	March 31, 2019
Income tax assets	712	975
Current income tax liabilities	(197)	(227)
Net current income tax assets / (liabilities) at the end	515	748

The gross movement in the current income tax asset / (liability) for fiscal 2020, 2019 and 2018 is as follows:

	(Dollars in millions)
	Year ended March 31,
	2019	2019	2018
Net current income tax asset / (liability) at the beginning	748	617	282
Translation differences	(51)	(34)	(8)
Income tax paid	639	975	1,059
Current income tax expense	(814)	(817)	(709)
Income tax on other comprehensive income	(3)	1	(2)
Reclassified under assets held for sale (refer note no 2.10)	—	3	(5)
Reclassified from held for sale (Refer note 2.10)	—	2	—
Income tax benefit arising on exercise of stock options	1	1	—
Tax impact on buyback expenses	1	1	—
Additions through business combination	(6)	(1)	—
Net current income tax asset / (liability) at the end	515	748	617

Summary of Movement in Gross Deferred Income Tax Assets and Liabilities

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2020 is as follows:

							(Dollars in millions)
	Carrying value as of April 1, 2019	Changes through profit and loss	Addition through business combination	Changes through OCI	Reclassification	Impact on account of IFRS 16 adoption	Translation difference	Carrying value as of March 31, 2020
Deferred income tax assets / (liabilities)
Property, plant and equipment	38	(3)	—	—	—	—	(3)	32
Lease liabilities	—	10	—	—	8	1	(1)	18
Accrued compensation to employees	4	3	—	—	—	—	—	7
Trade receivables	26	3	—	—	—	—	(3)	26
Compensated absences	57	5	—	—	—	—	(5)	57
Post sales client support	15	1	—	—	—	—	(1)	15
Credits related to branch profits	49	1	—	—	—	—	—	50
Derivative financial instruments	(15)	35	—	2	—	—	(1)	21
Intangibles	2	—	—	—	—	—	1	3
Intangibles arising on business combinations	(19)	6	(45)	—	—	—	2	(56)
Branch profit tax	(78)	4	—	—	—	—	1	(73)
Others	22	(8)	1	(1)	(8)	—	(3)	3
Total Deferred income tax assets / (liabilities)	101	57	(44)	1	—	1	(13)	103

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2019 is as follows:

						(Dollars in millions)
	Carrying value as of April 1, 2018	Changes through profit and loss	Addition through business combination	Changes through OCI	Reclassified from Held for Sale	Translation difference	Carrying value as of March 31, 2019
Deferred income tax assets / (liabilities)
Property, plant and equipment	33	7	—	—	—	(2)	38
Accrued compensation to employees	2	2	—	—	—	—	4
Trade receivables	22	5	—	—	—	(1)	26
Compensated absences	56	4	—	—	—	(3)	57
Post sales client support	15	1	—	—	—	(1)	15
Credits related to branch profits	52	(3)	—	—	—	—	49
Derivative financial instruments	2	(16)	—	(1)	—	—	(15)
Intangibles	1	1	—	—	—	—	2
Intangibles arising on business combinations	(6)	9	(8)	—	(12)	(2)	(19)
Branch profit tax	(77)	(1)	—	—	—	—	(78)
Others	14	5	(1)	1	4	(1)	22
Total Deferred income tax assets / (liabilities)	114	14	(9)	—	(8)	(10)	101

The movement in gross deferred income tax assets and liabilities (before set off) for fiscal 2018 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2017	Changes through profit and loss	Changes through OCI	Reclassified as Held for Sale	Translation difference	Carrying value as of March 31, 2018
Deferred income tax assets / (liabilities)
Property, plant and equipment	21	12	—	—	—	33
Computer software	6	(6)	—	—	—	—
Accrued compensation to employees	9	(8)	—	—	1	2
Trade receivables	21	1	—	—	—	22
Compensated absences	58	—	—	—	(2)	56
Post sales client support	15	—	—	—	—	15
Credits related to branch profits	—	53	—	—	(1)	52
Derivative financial instruments	(11)	13	—	—	—	2
Intangibles	3	(3)	—	—	1	1
Intangibles arising on business combinations	(32)	13	—	13	—	(6)
Branch profit tax	(50)	(25)	—	—	(2)	(77)
Others	11	2	2	(5)	4	14
Total Deferred income tax assets / (liabilities)	51	52	2	8	1	114

The tax effects of significant temporary differences that resulted in deferred income tax assets and liability is as follows:

	(Dollars in millions)
	As of
	March 31, 2020	March 31, 2019
Deferred income tax assets after set off	231	199
Deferred income tax liabilities after set off	(128)	(98)